Acquired Intangible Assets, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 301,697	$ 316,121	$ 330,220
Estimated amortization expense, 2015	301,669
Estimated amortization expense, 2016	301,699
Estimated amortization expense, 2017	221,584
Estimated amortization expense, 2018	141,470
Estimated amortization expense, 2019	$ 141,470